Investments in and Advances to Equity Accounted Investments (Tables)	9 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	As at September 30, 2018	As at December 31, 2017
	$	$
High-Q Joint Venture	24,811	24,546
Gemini Tankers L.L.C.	—	914
Total	24,811	25,460